Company Financial Information Condensed Statement of Cash Flows Parent Corporation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)	$ 2,651	[1]	$ 2,185	[1]	$ 2,515	[1]
Net cash provided by (used for) operating activities	4,484		(642)		1,629
Change in loans	(7,904)		(5,092)		(2,754)
Other, net	4,887		(560)		(409)
Net cash (used for) investing activities	(11,675)		(13,200)		(29,387)
Change in commercial paper	(96)		(242)		328
Net proceeds from the issuance of long-term debt	4,686		3,892		2,761
Repayments of long-term debt	(4,376)		(2,035)		(4,163)
Issuance of common stock	26		25		25
Treasury stock acquired	(1,669)		(1,026)		(1,148)
Issuance of preferred stock	0		494		1,068
Net cash provided by financing activities	7,829		15,621		28,288
Change in cash and due from banks	510		1,733		552
Cash and due from banks at beginning of period	6,460		4,727		4,175
Cash and due from banks at end of period	6,970		6,460		4,727
Interest paid	344		347		561
Income taxes paid	1,363		400		709
Income taxes refunded	144		29		51
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)	2,567		2,104	[2]	2,437	[2]
Amortization	0		1		13
Equity in undistributed net (income) of subsidiaries	(1,731)		(911)	[2]	(1,649)	[2]
Change in accrued interest receivable	23		21		13
Change in accrued interest payable	18		(5)		(16)
Change in taxes payable	91	[3]	63	[3]	177	[3]
Other, net	2		(22)		(179)
Net cash provided by (used for) operating activities	970		1,251		796
Purchases of securities	0		0		0
Proceeds from sales of securities	7		67		86
Change in loans	(57)		(6)		7
Acquisitions of, investments in, and advances to subsidiaries	(1,603)		722		175
Other, net	107		11		17
Net cash (used for) investing activities	(1,546)		794		285
Change in commercial paper	(96)		(242)		328
Net proceeds from the issuance of long-term debt	4,686		3,892		2,761
Repayments of long-term debt	(4,071)		(2,023)		(4,163)
Change in advances from subsidiaries	2,704		78		(53)
Issuance of common stock	396		288		65
Treasury stock acquired	(1,669)		(1,026)		(1,148)
Issuance of preferred stock	0		494		1,068
Cash dividends paid	(833)		(744)		(641)
Tax benefit realized on share based payment awards	17		15		0
Net cash provided by financing activities	1,134		732		(1,783)
Change in cash and due from banks	558		2,777		(702)
Cash and due from banks at beginning of period	6,959		4,182		4,884
Cash and due from banks at end of period	7,517		6,959		4,182
Interest paid	275		241		324
Income taxes paid	946		94		401
Income taxes refunded	54		14		1
Income Taxes Received From Paid To Subsidiaries	$ 452		$ 192		$ 648

[1]	Results for both years ended Dec. 31, 2013 and Dec. 31, 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	Cash flows for both years ended Dec. 31, 2013 and Dec. 31, 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Includes payments received from subsidiaries for taxes of $452 million in 2014, $192 million in 2013 and $648 million in 2012.